Share-based payments (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of changes in outstanding stock options

Changes in Outstanding Stock Options
	Number of shares transferable upon exercise (thousands)			Weighted average exercise price ($)		Weighted average remaining life (years)		Aggregate intrinsic value ($ thousands)
Year ended December 31, 2018	1997 Stock Option Plan	2010 Stock Option Plan	Total	1997 Stock Option Plan	2010 Stock Option Plan	1997 Stock Option Plan	2010 Stock Option Plan
Outstanding at beginning of year	58	476	534	113.46	11.73
Exercised	—	(287)	(287)	—	11.56			10,172
Forfeitures and cancellations	(33)	—	(33)	150.46	—
Outstanding at end of year	25	189	214	64.51	11.98	0.20	1.67	3,665
Vested and exercisable at end of year	25	189	214	64.51	11.98	0.20	1.67

	Number of shares transferable upon exercise (thousands)			Weighted average exercise price ($)		Weighted average remaining life (years)		Aggregate intrinsic value ($ thousands)
Year ended December 31, 2017	1997 Stock Option Plan	2010 Stock Option Plan	Total	1997 Stock Option Plan	2010 Stock Option Plan	1997 Stock Option Plan	2010 Stock Option Plan
Outstanding at beginning of year	116	1,950	2,066	132.13	11.57
Exercised	—	(1,474)	(1,474)	—	11.51			32,333
Forfeitures and cancellations	(58)	—	(58)	151.20	—
Outstanding at end of year	58	476	534	113.46	11.73	0.63	2.48	11,700
Vested and exercisable at end of year	58	476	534	113.46	11.73	0.63	2.48

	Number of shares transferable upon exercise (thousands)			Weighted average exercise price ($)		Weighted average remaining life (years)		Aggregate intrinsic value ($ thousands)
Year ended December 31, 2016	1997 Stock Option Plan	2010 Stock Option Plan	Total	1997 Stock Option Plan	2010 Stock Option Plan	1997 Stock Option Plan	2010 Stock Option Plan
Outstanding at beginning of year	218	2,608	2,826	135.19	11.60
Exercised	—	(625)	(625)	—	11.68			8,938
Forfeitures and cancellations	(102)	(5)	(107)	138.79	11.50
Resignations	—	(28)	(28)	—	11.50
Outstanding at end of year	116	1,950	2,066	132.13	11.57	1.18	3.42	38,489
Vested and exercisable at end of year	116	1,950	2,066	132.13	11.57	1.18	3.42

Schedule of changes in outstanding ELTIP and EDIP awards

Changes in Outstanding ELTIP and EDIP awards (in thousands of shares transferable upon vesting)
	Year ended
	December 31, 2018		December 31, 2017		December 31, 2016
	EDIP	ELTIP	EDIP	ELTIP	EDIP	ELTIP
Outstanding at beginning of year	244	679	215	640	226	606
Granted	130	241	132	236	115	360
Vested (fair value in 2018: $16.0 million, 2017: $10.2 million, 2016: $7.0 million)	(138)	(220)	(102)	(196)	(118)	(302)
Resignations	(2)	(3)	(1)	(1)	(8)	(24)
Outstanding at end of year	234	697	244	679	215	640

Schedule of share-based compensation cost recognized in net income

Share-based Compensation Cost Recognized in Net Income
	Year ended
	December 31, 2018			December 31, 2017			December 31, 2016
	Stock option plans	EDIP and ELTIP	Total	Stock option plans	EDIP and ELTIP	Total	Stock option plans	EDIP and ELTIP	Total
Cost recognized in net income	—	11,664	11,664	—	8,110	8,110	8,697	5,375	14,072

Schedule of unrecognized compensation cost

Unrecognized Share-based Compensation Cost	December 31, 2018		December 31, 2017
	Unrecognized cost	Weighted average years over which it is expected to be recognized	Unrecognized cost	Weighted average years over which it is expected to be recognized
EDIP	4,442	1.73	3,453	1.85

ELTIP
Time vesting shares	1,746	1.03	3,302	1.89
Performance vesting shares	7,880	1.85	5,010	1.78
Total unrecognized expense	14,068		11,765